DISCLOSURE ABOUT SEGMENTS AND RELATED INFORMATION - Segment disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DISCLOSURE ABOUT SEGMENTS AND RELATED INFORMATION
Segment operating loss	$ (112,733)	$ (166,639)	$ (145,859)
Interest expense, net	(9,378)	(43,445)	(16,355)
Gain on extinguishment of debt, net	1,422	0	0
Other (expense) income, net	5,951	(612)	10,447
Total loss before income taxes	(114,738)	(210,696)	(151,767)
Operating Segments [Member]
DISCLOSURE ABOUT SEGMENTS AND RELATED INFORMATION
Revenues from external customers	71,275	37,434	28,774
Segment operating loss	(112,733)	(166,639)	(145,859)
Interest expense, net	(9,378)	(43,445)	(16,355)
Gain on extinguishment of debt, net	1,422
Other (expense) income, net	5,951	(612)	10,447
Total loss before income taxes	(114,738)	(210,696)	(151,767)
Upstream [Member] | Operating Segments [Member]
DISCLOSURE ABOUT SEGMENTS AND RELATED INFORMATION
Revenues from external customers	2,317	2,358	7,716
Intersegment revenues (purchases)	49,182	28,083	21,058
Segment operating loss	(5,651)	(100,788)	(39,104)
Interest expense, net	(1,642)	(6,215)	(5,460)
Gain on extinguishment of debt, net	(665)
Other (expense) income, net	(1,284)	2,452	7,176
Midstream [Member] | Operating Segments [Member]
DISCLOSURE ABOUT SEGMENTS AND RELATED INFORMATION
Segment operating loss	(42,040)	(15,027)	(41,380)
Interest expense, net	(4,722)	(14,424)	(12,818)
Gain on extinguishment of debt, net	2,087
Other (expense) income, net	(2,494)	195
Marketing And Trading [Member] | Operating Segments [Member]
DISCLOSURE ABOUT SEGMENTS AND RELATED INFORMATION
Revenues from external customers	68,958	35,076	21,058
Intersegment revenues (purchases)	(44,755)	(28,083)	(21,058)
Segment operating loss	(22,889)	(13,886)	(17,687)
Other (expense) income, net	9,460	(408)
Corporate Segment [Member] | Operating Segments [Member]
DISCLOSURE ABOUT SEGMENTS AND RELATED INFORMATION
Intersegment revenues (purchases)	(4,427)
Segment operating loss	(42,153)	(36,938)	(47,688)
Interest expense, net	(3,014)	(22,806)	1,923
Other (expense) income, net	$ 269	$ (2,851)	$ 3,271